United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 01/31/2012

Item 1. Schedule of Investments

Federated Mid-Cap Index Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.5%[1]
		Consumer Discretionary – 12.8%
49,073	[2]	AMC Networks, Inc.	2,098,362
64,468		Aaron's, Inc.	1,715,493
61,837		Advance Auto Parts, Inc.	4,739,188
68,934	[2]	Aeropostale, Inc.	1,128,450
165,381		American Eagle Outfitters, Inc.	2,330,218
34,226		American Greetings Corp., Class A	491,828
44,703	[2]	Ann, Inc.	1,084,495
57,417	[2]	Ascena Retail Group, Inc.	2,030,839
37,000	[2]	Bally Technologies, Inc.	1,562,140
35,105	[2,3]	Barnes & Noble, Inc.	423,717
25,083		Bob Evans Farms, Inc.	886,182
68,710		Brinker International, Inc.	1,776,154
43,512	[2]	Carter's, Inc.	1,824,023
46,603	[2]	Cheesecake Factory, Inc.	1,378,517
143,139		Chicos Fas, Inc.	1,637,510
51,615	[2]	Collective Brands, Inc.	859,906
32,955	[2]	Deckers Outdoor Corp.	2,664,412
82,435		Dick's Sporting Goods, Inc.	3,397,146
60,618	[2,3]	Dreamworks Animation SKG, Inc.	1,075,970
130,562		Foot Locker, Inc.	3,425,947
44,882	[2]	Fossil, Inc.	4,266,034
122,464		Gentex Corp.	3,290,608
57,022		Guess?, Inc.	1,710,660
34,282		HSN, Inc.	1,223,525
82,946	[2]	Hanesbrands, Inc.	2,040,472
17,067	[2]	ITT Educational Services, Inc.	1,124,203
24,093		International Speedway Corp., Class A	621,358
61,939		KB Home	558,690
125,112	[2]	LKQ Corp.	4,078,651
49,992	[2]	Lamar Advertising Co.	1,430,271
36,144	[2]	Life Time Fitness, Inc.	1,776,116
31,885		M.D.C. Holdings, Inc.	631,961
24,239		Matthews International Corp., Class A	798,917
31,861		Meredith Corp.	1,003,303
48,718	[2]	Mohawk Industries, Inc.	2,979,593
4,248	[2]	NVR, Inc.	2,944,926
103,072	[2,3]	New York Times Co., Class A	767,886
238,392	[2]	Office Depot, Inc.	650,810
57,663		PVH Corp.	4,451,007
25,304	[2]	Panera Bread Co.	3,751,318
95,279		PetSmart, Inc.	5,070,748
58,925		Polaris Industries, Inc., Class A	3,794,770
85,117		RadioShack Corp.	611,140
49,216		Regis Corp.	843,562
50,154		Rent-A-Center, Inc.	1,696,208
136,480	[2,3]	Saks, Inc.	1,362,070
21,525		Scholastic Corp.	635,203
1

Shares			Value
49,794	[2]	Scientific Games Holdings Corp.	557,195
194,620		Service Corp. International	2,160,282
74,181		Signet Jewelers Ltd.	3,381,170
57,666		Sothebys Holdings, Inc., Class A	1,933,541
9,919		Strayer Education, Inc.	1,079,187
252,462		The Wendy's Co.	1,184,047
37,449		Thor Industries, Inc.	1,148,186
125,546	[2,3]	Toll Brothers, Inc.	2,738,158
60,625		Tractor Supply Co.	4,896,681
48,964		Tupperware Brands Corp.	3,076,898
31,341	[2,3]	Under Armour, Inc., Class A	2,495,370
38,137	[2]	Valassis Communications, Inc.	867,617
47,566	[2]	WMS Industries, Inc.	1,041,220
34,555	[2]	Warnaco Group, Inc.	2,012,829
40,550		Wiley (John) & Sons, Inc., Class A	1,840,565
88,498		Williams-Sonoma, Inc.	3,173,538
		TOTAL	124,230,991
		Consumer Staples – 4.1%
122,101		Church and Dwight, Inc.	5,539,722
64,692		Corn Products International, Inc.	3,589,759
57,106	[2]	Energizer Holdings, Inc.	4,404,015
96,333		Flowers Foods, Inc.	1,864,044
110,864	[2,3]	Green Mountain Coffee, Inc.	5,913,486
16,985		Lancaster Colony Corp.	1,180,288
64,664	[2]	Monster Beverage Co.	6,758,035
47,061	[2]	Ralcorp Holdings, Inc.	4,115,484
42,067		Ruddick Corp.	1,696,983
139,418	[2]	Smithfield Foods, Inc.	3,113,204
21,309	[3]	Tootsie Roll Industries, Inc.	516,530
19,821		Universal Corp.	889,566
		TOTAL	39,581,116
		Energy – 6.5%
180,635		Arch Coal, Inc.	2,606,563
48,242	[2]	Atwood Oceanics, Inc.	2,218,167
39,976	[2]	Bill Barrett Corp.	1,104,137
16,963	[3]	Carbo Ceramics, Inc.	1,649,652
73,186		Cimarex Energy Co.	4,272,599
40,554	[2]	Comstock Resources, Inc.	488,270
64,224	[2]	Dresser-Rand Group, Inc.	3,290,196
29,419	[2]	Dril-Quip, Inc.	1,940,771
61,538		Energen Corp.	2,964,285
95,477	[2]	Forest Oil Corp.	1,241,201
90,036	[2]	Helix Energy Solutions Group, Inc.	1,481,092
177,580		HollyFrontier Corp.	5,210,197
53,922	[2,3]	Northern Oil and Gas, Inc.	1,348,050
92,215		Oceaneering International, Inc.	4,480,727
43,730	[2]	Oil States International, Inc.	3,484,844
77,812	[2,3]	Patriot Coal Corp.	591,371
131,733		Patterson-UTI Energy, Inc.	2,485,802
120,353	[2]	Plains Exploration & Production Co.	4,539,715
102,171	[2]	Quicksilver Resources, Inc.	511,877
2

Shares			Value
54,629		SM Energy Co.	3,964,973
106,479		Southern Union Co.	4,617,994
68,170	[2]	Superior Energy Services, Inc.	1,943,527
44,302		Tidewater, Inc.	2,385,663
35,348	[2]	Unit Corp.	1,599,497
60,727		World Fuel Services Corp.	2,755,791
		TOTAL	63,176,961
		Financials – 19.7%
45,459	[2]	Affiliated Managers Group	4,569,084
52,882		Alexandria Real Estate Equities, Inc.	3,829,186
60,483		American Campus Communities, Inc.	2,588,672
65,733		American Financial Group, Inc.	2,410,429
168,210		Apollo Investment Corp.	1,296,899
60,268		Aspen Insurance Holdings Ltd.	1,600,718
148,112		Associated Banc-Corp.	1,845,475
71,268		Astoria Financial Corp.	593,662
64,280		BRE Properties, Inc., Class A	3,330,990
61,862		Bancorpsouth, Inc.	694,710
39,654		Bank of Hawaii Corp.	1,812,981
94,792		Berkley, W. R. Corp.	3,248,522
99,133		Brown & Brown	2,258,250
65,817		Camden Property Trust	4,245,196
67,132		Cathay Bancorp, Inc.	1,056,658
39,958		City National Corp.	1,833,273
67,558		Commerce Bancshares, Inc.	2,622,602
61,450		Corporate Office Properties Trust	1,488,933
52,278		Cullen Frost Bankers, Inc.	2,910,316
215,891		Duke Realty Corp.	2,890,780
127,230		East West Bancorp, Inc.	2,793,971
98,011	[3]	Eaton Vance Corp.	2,517,903
50,857		Equity One, Inc.	958,654
29,127		Essex Property Trust, Inc.	4,194,288
45,844		Everest Re Group Ltd.	3,915,078
54,196		Federal Realty Investment Trust	5,119,354
187,083		Fidelity National Financial, Inc., Class A	3,403,040
296,908		First Niagara Financial Group, Inc.	2,841,410
93,256		FirstMerit Corp.	1,463,187
170,735		Fulton Financial Corp.	1,586,128
96,650		Gallagher (Arthur J.) & Co.	3,222,311
24,659		Greenhill & Co., Inc.	1,148,123
97,035		HCC Insurance Holdings, Inc.	2,693,692
72,302		Hancock Holding Co.	2,400,426
38,304		Hanover Insurance Group, Inc.	1,392,733
61,841		Highwoods Properties, Inc.	2,046,319
41,200		Home Properties, Inc.	2,454,696
105,438		Hospitality Properties Trust	2,554,763
45,326		International Bancshares Corp.	871,166
159,262		Janus Capital Group, Inc.	1,253,392
124,452	[3]	Jefferies Group, Inc.	1,892,915
37,106		Jones Lang LaSalle, Inc.	2,922,469
42,838		Kemper Corp.	1,275,287
3

Shares			Value
99,050		Liberty Property Trust	3,297,374
112,619		Macerich Co. (The)	6,115,212
74,386		Mack-Cali Realty Corp.	2,139,341
30,535		Mercury General Corp.	1,334,379
88,262		National Retail Properties, Inc.	2,383,957
373,353		New York Community Bancorp, Inc.	4,737,850
218,119		Old Republic International Corp.	2,155,016
88,065		Omega Healthcare Investors	1,835,275
34,307		Potlatch Corp.	1,047,050
40,029		Prosperity Bancshares, Inc.	1,661,604
70,691		Protective Life Corp.	1,767,982
87,126		Raymond James Financial, Inc.	3,049,410
103,181		Rayonier, Inc.	4,718,467
113,700		Realty Income Corp.	4,138,680
76,750		Regency Centers Corp.	3,171,310
62,540		Reinsurance Group of America	3,407,805
125,140		SEI Investments Co.	2,298,822
73,534		SL Green Realty Corp.	5,406,955
36,998	[2]	SVB Financial Group	2,147,364
138,831		Senior Housing Properties Trust	3,148,687
39,412	[2]	Signature Bank	2,291,808
37,719		StanCorp Financial Group, Inc.	1,458,216
673,961		Synovus Financial Corp.	1,172,692
134,589		TCF Financial Corp.	1,351,274
49,438		Taubman Centers, Inc.	3,313,829
49,034		Transatlantic Holdings, Inc.	2,718,935
54,735		Trustmark Corp.	1,290,104
186,967		UDR, Inc.	4,864,881
159,770		Valley National Bancorp	1,904,458
72,820		Waddell & Reed Financial, Inc., Class A	1,998,909
91,870		Washington Federal, Inc.	1,447,871
62,746		Webster Financial Corp. Waterbury	1,330,215
103,149		Weingarten Realty Investors	2,503,426
24,312		WestAmerica Bancorp.	1,129,292
		TOTAL	190,787,091
		Health Care – 10.1%
161,816	[2]	Allscripts Healthcare Solutions, Inc.	3,093,922
40,832	[2]	Amerigroup Corp.	2,776,984
16,803	[2]	Bio-Rad Laboratories, Inc., Class A	1,706,513
42,702	[2]	Catalyst Health Solutions, Inc.	2,338,361
42,206	[2]	Charles River Laboratories International, Inc.	1,425,297
77,322	[2]	Community Health Systems, Inc.	1,445,921
40,746		Cooper Cos., Inc.	2,939,416
51,864	[2]	Covance, Inc.	2,272,162
99,728	[2]	Endo Pharmaceuticals Holdings, Inc.	3,706,890
39,704	[2]	Gen-Probe, Inc.	2,657,389
72,602	[2]	HMS Holdings Corp.	2,396,592
216,910	[2]	Health Management Association, Class A	1,390,393
70,821	[2]	Health Net, Inc.	2,672,785
77,129	[2]	Henry Schein, Inc.	5,467,675
52,678		Hill-Rom Holdings, Inc.	1,738,901
4

Shares			Value
224,588	[2]	Hologic, Inc.	4,579,349
47,927	[2]	IDEXX Laboratories, Inc.	4,054,145
41,107	[2]	LifePoint Hospitals, Inc.	1,652,090
75,585		Lincare Holdings, Inc.	1,941,779
41,750	[2]	MEDNAX, Inc.	2,973,435
51,198	[2]	Masimo Corp.	1,095,637
53,857		Medicis Pharmaceutical Corp., Class A	1,782,128
26,960	[2]	Mettler-Toledo International, Inc.	4,731,480
97,599		Omnicare, Inc.	3,204,175
54,144		Owens & Minor, Inc.	1,646,519
64,797	[2]	Regeneron Pharmaceuticals, Inc.	5,887,455
125,555	[2]	ResMed, Inc.	3,644,862
49,482		Steris Corp.	1,488,419
31,584		Techne Corp.	2,155,608
34,757		Teleflex, Inc.	2,126,781
51,156	[2]	Thoratec Laboratories Corp.	1,503,986
44,318	[2]	United Therapeutics Corp.	2,179,559
82,400		Universal Health Services, Inc., Class B	3,402,296
74,012	[2]	VCA Antech, Inc.	1,656,389
178,023	[2]	Vertex Pharmaceuticals, Inc.	6,577,950
36,530	[2]	Wellcare Health Plans, Inc.	2,183,033
		TOTAL	98,496,276
		Industrials – 16.7%
82,956	[2]	AGCO Corp.	4,224,949
136,656		AMETEK, Inc.	6,422,832
35,907		Acuity Brands, Inc.	2,090,865
98,468	[2]	Aecom Technology Corp.	2,253,932
30,316	[2]	Alaska Air Group, Inc.	2,307,957
35,592		Alexander and Baldwin, Inc.	1,683,502
28,126		Alliant Techsystems, Inc.	1,670,966
88,039	[2]	BE Aerospace, Inc.	3,715,246
39,978		Brinks Co. (The)	1,126,980
42,877		CLARCOR, Inc.	2,204,307
52,095		Carlisle Cos., Inc.	2,486,494
40,311	[2]	Clean Harbors, Inc.	2,557,733
47,453		Con-way, Inc.	1,506,158
45,535	[2]	Copart, Inc.	2,141,966
28,422		Corporate Executive Board Co.	1,117,837
84,941	[2]	Corrections Corp. of America	1,998,662
41,701		Crane Co.	2,001,648
43,374		Deluxe Corp.	1,109,073
63,607		Donaldson Co., Inc.	4,598,786
26,132	[2]	Esterline Technologies Corp.	1,597,972
157,563		Exelis, Inc.	1,574,054
34,974	[2]	FTI Consulting, Inc.	1,497,587
132,817	[2]	Fortune Brands Home & Security, Inc.	2,466,412
39,779		GATX Corp.	1,708,110
43,179		Gardner Denver, Inc.	3,221,153
44,551	[2]	General Cable Corp.	1,374,844
50,947		Graco, Inc.	2,342,543
29,643		Granite Construction, Inc.	789,393
5

Shares			Value
38,267		HNI Corp.	1,038,184
68,900		Harsco Corp.	1,531,647
50,307		Hubbell, Inc., Class B	3,620,092
76,722		Hunt (J.B.) Transportation Services, Inc.	3,918,192
41,665	[2]	Huntington Ingalls Industries, Inc.	1,569,937
71,223		IDEX Corp.	2,885,956
79,174	[2]	ITT Corp.	1,721,243
174,343	[2,3]	Jet Blue Airways Corp.	1,033,854
127,060		KBR, Inc.	4,083,708
93,758	[2]	Kansas City Southern Industries, Inc.	6,435,549
67,825		Kennametal, Inc.	2,923,936
47,518	[2]	Kirby Corp.	3,172,777
40,651	[2]	Korn/Ferry International	667,896
40,039		Landstar System, Inc.	2,047,995
44,018		Lennox International, Inc.	1,593,452
71,531		Lincoln Electric Holdings	3,072,256
39,105		MSC Industrial Direct Co.	2,972,762
69,644		Manpower, Inc.	2,793,421
49,678		Miller Herman, Inc.	1,049,199
26,254		Mine Safety Appliances Co.	896,311
50,897		Nordson Corp.	2,307,670
78,040	[2]	OshKosh Truck Corp.	1,894,811
84,134		Pentair, Inc.	3,097,814
35,443		Regal Beloit Corp.	2,012,099
54,949		Rollins, Inc.	1,175,359
43,548		SPX Corp.	3,032,247
55,616	[2]	Shaw Group, Inc.	1,509,418
93,646	[2]	Terex Corp.	1,854,191
44,430	[2]	Thomas & Betts Corp.	3,171,858
71,683		Timken Co.	3,500,281
43,981		Towers Watson & Company	2,630,064
68,404		Trinity Industries, Inc.	2,151,990
36,862		Triumph Group, Inc.	2,306,455
67,960	[2]	URS Corp.	2,796,554
87,753		UTI Worldwide, Inc.	1,306,642
53,478	[2,3]	United Rentals, Inc.	2,044,999
19,186		Valmont Industries, Inc.	2,012,803
40,947		Wabtec Corp.	2,816,744
95,486		Waste Connections, Inc.	3,085,153
24,229		Watsco, Inc.	1,671,074
37,906		Werner Enterprises, Inc.	990,484
51,169		Woodward Governor Co.	2,148,075
		TOTAL	162,337,113
		Information Technology – 16.1%
28,573	[2]	ACI Worldwide, Inc.	868,048
83,097	[2,3]	AOL, Inc.	1,347,002
66,745	[2]	Acxiom Corp.	915,741
54,338		Adtran, Inc.	1,881,725
27,256	[2]	Advent Software, Inc.	715,470
42,651	[2,3]	Alliance Data Systems Corp.	4,725,731
78,852	[2]	Ansys, Inc.	4,769,757
6

Shares			Value
95,372	[2]	Arrow Electronics, Inc.	3,937,910
394,868	[2]	Atmel Corp.	3,834,168
126,642	[2]	Avnet, Inc.	4,416,007
105,944		Broadridge Financial Solutions	2,539,478
82,695	[2]	CIENA Corp.	1,203,212
232,463	[2]	Cadence Design Systems, Inc.	2,454,809
186,414	[2]	Compuware Corp.	1,461,486
39,707	[2]	Concur Technologies, Inc.	2,078,661
102,575	[2]	Convergys Corp.	1,365,273
90,915	[2]	CoreLogic, Inc.	1,290,993
98,494	[2]	Cree, Inc.	2,504,702
132,194	[2]	Cypress Semiconductor Corp.	2,273,076
28,592		DST Systems, Inc.	1,395,576
53,470		Diebold, Inc.	1,694,464
40,468	[2]	Equinix, Inc.	4,854,541
38,552		FactSet Research Systems	3,404,913
30,477		Fair Isaac & Co., Inc.	1,104,486
107,922	[2]	Fairchild Semiconductor International, Inc., Class A	1,508,750
90,014		First American Financial Corp.	1,334,007
81,000	[2]	Gartner Group, Inc., Class A	3,070,710
66,849		Global Payments, Inc.	3,343,787
73,903		Henry Jack & Associates, Inc.	2,527,483
90,775	[2]	Informatica Corp.	3,839,783
130,942	[2]	Ingram Micro, Inc., Class A	2,485,279
120,957	[2]	Integrated Device Technology, Inc.	766,867
58,942	[2]	International Rectifier Corp.	1,343,878
107,921		Intersil Holding Corp.	1,215,190
34,771	[2]	Itron, Inc.	1,348,767
102,044	[2,3]	Lam Research Corp.	4,346,054
72,034		Lender Processing Services	1,197,925
196,443	[2]	MEMC Electronic Materials, Inc.	897,745
68,400	[2]	MICROS Systems Corp.	3,400,164
102,914	[2]	MSCI, Inc., Class A	3,352,938
19,735		ManTech International Corp., Class A	693,685
79,663	[2]	Mentor Graphics Corp.	1,104,926
109,876	[2]	Monster Worldwide, Inc.	791,107
134,357	[2]	NCR Corp.	2,516,507
79,134		National Instruments Corp.	2,129,496
55,807	[2]	NeuStar, Inc., Class A	2,037,514
99,742	[2]	Parametric Technology Corp.	2,510,506
37,140		Plantronics, Inc.	1,383,094
151,204	[2]	Polycom, Inc.	3,016,520
85,894	[2]	Qlogic Corp.	1,487,684
48,197	[2]	Quest Software, Inc.	980,809
237,283	[2]	RF Micro Devices, Inc.	1,184,042
88,387	[2]	Rackspace Hosting, Inc.	3,836,880
132,321	[2]	Riverbed Technology, Inc.	3,167,765
93,892	[2]	Rovi Corp.	3,012,994
56,583	[2]	Semtech Corp.	1,612,616
35,725	[2]	Silicon Laboratories, Inc.	1,566,184
160,381	[2]	Skyworks Solutions, Inc.	3,461,022
7

Shares			Value
60,523		Solera Holdings, Inc.	2,891,184
122,324	[2]	Synopsys, Inc.	3,569,414
35,230	[2]	Tech Data Corp.	1,829,142
307,498		Tellabs, Inc.	1,168,492
137,614	[2]	Tibco Software, Inc.	3,587,597
105,254	[2]	Trimble Navigation Ltd.	4,929,045
70,499	[2]	ValueClick, Inc.	1,229,503
89,849	[2]	Verifone Systems, Inc.	3,836,552
134,179	[2]	Vishay Intertechnology, Inc.	1,647,718
44,357	[2]	Zebra Technologies Corp., Class A	1,679,356
		TOTAL	155,877,910
		Materials – 6.8%
75,764		Albemarle Corp.	4,872,383
56,396		Aptargroup, Inc.	2,956,278
66,670		Ashland, Inc.	4,204,210
54,550		Cabot Corp.	1,974,710
37,715		Carpenter Technology Corp.	1,979,283
98,630		Commercial Metals Corp.	1,414,354
28,097		Compass Minerals International, Inc.	2,053,048
42,327		Cytec Industries, Inc.	2,110,424
31,110		Domtar, Corp.	2,687,282
26,261		Greif, Inc., Class A	1,272,345
44,940	[2]	Intrepid Potash, Inc.	1,073,617
116,277	[2]	Louisiana-Pacific Corp.	990,680
39,006		Martin Marietta Materials	3,218,385
15,064		Minerals Technologies, Inc.	955,811
9,040		Newmarket Corp.	1,954,358
68,431		Olin Corp.	1,519,168
83,447		Packaging Corp. of America	2,348,199
111,851		RPM International, Inc.	2,799,630
63,995		Reliance Steel & Aluminum Co.	3,404,534
60,189		Rock-Tenn Co.	3,723,292
36,944		Scotts Miracle-Gro Co.	1,749,668
42,754		Sensient Technologies Corp.	1,693,913
42,306		Silgan Holdings, Inc.	1,758,237
85,343		Sonoco Products Co.	2,671,236
186,676		Steel Dynamics, Inc.	2,977,482
93,585		Temple-Inland, Inc.	2,984,426
79,776		Valspar Corp.	3,449,514
45,731		Worthington Industries, Inc.	841,908
		TOTAL	65,638,375
		Telecommunication Services – 0.5%
127,493	[2]	TW Telecom, Inc.	2,568,984
83,741		Telephone and Data System, Inc.	2,202,388
		TOTAL	4,771,372
		Utilities – 5.2%
94,731		Alliant Energy Corp.	4,015,647
118,280		Aqua America, Inc.	2,609,257
77,134		Atmos Energy Corp.	2,499,913
33,692		Black Hills Corp.	1,137,442
51,785		Cleco Corp.	2,058,972
8

Shares			Value
115,822		Great Plains Energy, Inc.	2,388,250
81,924		Hawaiian Electric Industries, Inc.	2,125,928
42,483		Idacorp, Inc.	1,790,658
161,150		MDU Resources Group, Inc.	3,445,387
88,419		NSTAR	3,972,666
201,444		NV Energy, Inc.	3,263,393
70,714		National Fuel Gas Co.	3,555,500
83,698		OGE Energy Corp.	4,424,276
67,997		PNM Resources, Inc.	1,211,026
151,585		Questar Corp.	2,922,559
98,553		UGI Corp.	2,652,061
69,869		Vectren Corp.	1,997,555
43,900		WGL Holdings, Inc.	1,872,335
100,024		Westar Energy, Inc.	2,844,682
		TOTAL	50,787,507
		TOTAL COMMON STOCKS (IDENTIFIED COST $790,245,820)	955,684,712
		MUTUAL FUND – 4.5%
43,832,277	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	43,832,277
		TOTAL INVESTMENTS — 103.0% (IDENTIFIED COST $834,078,097)[7]	999,516,989
		OTHER ASSETS AND LIABILITIES - NET — (3.0)%[8]	(28,841,891)
		TOTAL NET ASSETS — 100%	$970,675,098

At January 31, 2012, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P Midcap 400 Index Long Futures	172	$16,080,280	March 2012	$938,890

The average notional value of long futures contracts held by the Fund throughout the period was $14,007,023. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is Included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,080,280 at January 31, 2012, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$28,267,001	$29,154,000
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	At January 31, 2012, the cost of investments for federal tax purposes was $834,078,097. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $165,438,892. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $242,230,117 and net unrealized depreciation from investments for those securities having an excess of cost over value of $76,791,225.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

9

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

10

Federated Max-Cap Index Fund

Portfolio of Investments

January 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 97.7%[1]
		Consumer Discretionary – 10.6%
3,001		Abercrombie & Fitch Co., Class A	137,866
15,608	[2]	Amazon.com, Inc.	3,034,820
14,821	[2]	Apollo Group, Inc., Class A	776,769
1,684	[2]	AutoNation, Inc.	60,220
975	[2]	AutoZone, Inc.	339,183
8,428	[2]	Bed Bath & Beyond, Inc.	511,580
13,008		Best Buy Co., Inc.	311,542
2,291	[2]	Big Lots, Inc.	90,472
10,303		Block (H&R), Inc.	168,557
3,891	[2]	BorgWarner, Inc.	290,385
23,027		CBS Corp. (New), Class B	655,809
7,630		Cablevision Systems Corp., Class A	111,016
8,030	[2]	CarMax, Inc.	244,353
17,992		Carnival Corp.	543,358
1,095	[2]	Chipotle Mexican Grill, Inc.	402,183
10,266		Coach, Inc.	719,133
95,855		Comcast Corp., Class A	2,548,784
9,711		D. R. Horton, Inc.	135,177
29,527	[2]	DIRECTV Group, Inc., Class A	1,329,010
4,661		Darden Restaurants, Inc.	213,800
2,573		DeVRY, Inc.	97,156
9,255	[2]	Discovery Communications, Inc.	396,854
4,175	[2]	Dollar Tree, Inc.	354,082
3,330		Expedia, Inc.	107,792
4,159		Family Dollar Stores, Inc.	232,072
177,302		Ford Motor Co.	2,202,091
6,113	[2]	GameStop Corp.	142,800
10,386		Gannett Co., Inc.	147,170
15,201		Gap (The), Inc.	288,515
2,900		Garmin Ltd.	120,930
6,754		Genuine Parts Co.	430,770
8,477	[2]	Goodyear Tire & Rubber Co.	110,201
9,019		Harley-Davidson, Inc.	398,550
2,480		Harman International Industries, Inc.	104,656
19,284		Hasbro, Inc.	673,204
66,820		Home Depot, Inc.	2,966,140
10,491		International Game Technology	167,122
16,246		Interpublic Group of Cos., Inc.	167,821
23,937		Johnson Controls, Inc.	760,478
8,881		Kohl's Corp.	408,437
4,894		Leggett and Platt, Inc.	105,025
5,674		Lennar Corp., Class A	121,934
8,600		Limited Brands, Inc.	359,996
52,335		Lowe's Cos., Inc.	1,404,148
16,816		Macy's, Inc.	566,531
9,506		Marriott International, Inc., Class A	327,482
11,833		Mattel, Inc.	366,823

Shares			Value
44,054		McDonald's Corp.	4,363,549
11,359		McGraw-Hill Cos., Inc.	522,514
1,952	[2]	NetFlix, Inc.	234,630
10,193		Newell Rubbermaid, Inc.	188,265
93,001		News Corp., Inc.	1,751,209
16,350		Nike, Inc., Class B	1,700,236
5,737		Nordstrom, Inc.	283,293
4,790	[2]	O'Reilly Automotive, Inc.	390,433
10,573		Omnicom Group, Inc.	482,235
5,027		Penney (J.C.) Co., Inc.	208,872
1,762	[2]	Priceline.com, Inc.	932,944
11,564	[2]	Pulte Group, Inc.	86,152
2,452		Ralph Lauren Corp.	372,704
8,846		Ross Stores, Inc.	449,554
3,407		Scripps Networks Interactive	147,728
1,347	[2]	Sears Holdings Corp.	56,776
66,674		Staples, Inc.	975,441
26,223		Starbucks Corp.	1,256,868
7,216		Starwood Hotels & Resorts Worldwide, Inc.	391,396
15,354		TJX Cos., Inc.	1,046,222
28,141		Target Corp.	1,429,844
4,502		Tiffany & Co.	287,228
25,427		Time Warner Cable, Inc.	1,874,478
64,634		Time Warner, Inc.	2,395,336
3,331	[2]	TripAdvisor, Inc.	109,623
21,707	[2]	Urban Outfitters, Inc.	575,235
3,053		V.F. Corp.	401,439
33,093		Viacom, Inc., Class B	1,556,695
97,427		Walt Disney Co.	3,789,910
210		Washington Post Co., Class B	79,529
3,353		Whirlpool Corp.	182,135
5,400		Wyndham Worldwide Corp.	214,704
4,165		Wynn Resorts Ltd.	479,933
16,201		Yum! Brands, Inc.	1,026,009
		TOTAL	56,395,916
		Consumer Staples – 10.8%
72,378		Altria Group, Inc.	2,055,535
23,502		Archer-Daniels-Midland Co.	672,862
16,077		Avon Products, Inc.	285,688
5,513		Beam, Inc.	288,385
4,477		Brown-Forman Corp., Class B	363,577
55,295		CVS Caremark Corp.	2,308,566
6,374		Campbell Soup Co.	202,056
16,527		Clorox Co.	1,134,744
13,764		Coca-Cola Enterprises, Inc.	368,738
17,027		Colgate-Palmolive Co.	1,544,689
15,300		ConAgra Foods, Inc.	408,051
21,361	[2]	Constellation Brands, Inc., Class A	446,445
27,446		Costco Wholesale Corp.	2,257,982
8,066	[2]	Dean Foods Co.	86,790
25,423		Dr. Pepper Snapple Group, Inc.	986,921

Shares			Value
7,832		Estee Lauder Cos., Inc., Class A	453,708
26,308		General Mills, Inc.	1,047,848
12,820		H.J. Heinz Co.	664,717
5,347		Hershey Foods Corp.	326,595
8,175		Hormel Foods Corp.	235,276
9,427		Kellogg Co.	466,825
16,581		Kimberly-Clark Corp.	1,186,536
62,171		Kraft Foods, Inc., Class A	2,381,149
55,960		Kroger Co.	1,329,610
6,301		Lorillard, Inc.	676,664
4,705		McCormick & Co., Inc.	237,791
7,967		Mead Johnson Nutrition Co.	590,275
24,303		Molson Coors Brewing Co., Class B	1,042,356
57,309		PepsiCo, Inc.	3,763,482
66,539		Philip Morris International, Inc.	4,975,121
120,103		Procter & Gamble Co.	7,571,293
16,433		Reynolds American, Inc.	644,667
9,102		SUPERVALU, Inc.	62,895
28,254		Safeway, Inc.	621,023
21,986		Sara Lee Corp.	421,032
4,013		Smucker (J.M.) Co.	316,144
50,284		Sysco Corp.	1,514,051
88,669		The Coca-Cola Co.	5,987,818
38,529		Tyson Foods, Inc., Class A	718,181
75,102		Wal-Mart Stores, Inc.	4,608,259
56,322		Walgreen Co.	1,878,902
5,643		Whole Foods Market, Inc.	417,751
		TOTAL	57,550,998
		Energy – 11.5%
9,635	[2]	Alpha Natural Resources, Inc.	193,856
20,829		Anadarko Petroleum Corp.	1,681,317
13,512		Apache Corp.	1,336,067
15,377		Baker Hughes, Inc.	755,472
8,043		CONSOL Energy, Inc.	287,457
7,412		Cabot Oil & Gas Corp., Class A	236,443
8,599	[2]	Cameron International Corp.	457,467
26,937		Chesapeake Energy Corp.	569,179
93,927		Chevron Corp.	9,681,995
68,374		ConocoPhillips	4,663,790
14,089	[2]	Denbury Resources, Inc.	265,719
16,751		Devon Energy Corp.	1,068,881
2,433		Diamond Offshore Drilling, Inc.	151,576
11,159		EOG Resources, Inc.	1,184,416
5,300		EQT Corp.	267,756
31,633		El Paso Corp.	849,979
208,870		Exxon Mobil Corp.	17,490,774
8,351	[2]	FMC Technologies, Inc.	426,820
38,572		Halliburton Co.	1,418,678
3,795		Helmerich & Payne, Inc.	234,189
10,491		Hess Corp.	590,643
28,238		Marathon Oil Corp.	886,391

Shares			Value
16,443		Marathon Petroleum Corp.	628,451
8,378		Murphy Oil Corp.	499,329
12,427	[2]	Nabors Industries Ltd.	231,391
17,631		National-Oilwell, Inc.	1,304,341
5,777	[2]	Newfield Exploration Co.	218,428
9,352		Noble Corp.	325,824
6,971		Noble Energy, Inc.	701,771
34,656		Occidental Petroleum Corp.	3,457,629
11,748		Peabody Energy Corp.	400,489
4,638		Pioneer Natural Resources, Inc.	460,553
7	[2]	Precision Drilling Corp.	72
6,223		QEP Resources, Inc.	178,227
5,547		Range Resources Corp.	319,063
4,425	[2]	Rowan Cos., Inc.	150,494
57,653		Schlumberger Ltd.	4,333,776
13,547	[2]	Southwestern Energy Co.	421,854
22,890		Spectra Energy Corp.	720,806
19,067		Sunoco, Inc.	731,410
6,230	[2]	Tesoro Petroleum Corp.	155,937
24,484		Valero Energy Corp.	587,371
6,789	[2]	WPX Energy, Inc.	111,883
20,720		Williams Cos., Inc.	597,150
		TOTAL	61,235,114
		Financials – 13.6%
11,353		AON Corp.	549,826
13,726		Ace Ltd.	955,330
34,524		Aflac, Inc.	1,665,093
17,754		Allstate Corp.	512,203
35,548		American Express Co.	1,782,377
17,213	[2]	American International Group, Inc.	432,218
13,828		American Tower Corp.	878,216
8,704		Ameriprise Financial, Inc.	466,099
4,284		Apartment Investment & Management Co., Class A	105,215
3,227		Assurant, Inc.	127,789
3,334		Avalonbay Communities, Inc.	453,457
27,627		BB&T Corp.	751,178
442,135		Bank of America Corp.	3,152,423
553		Bank of Montreal	32,140
42,687		Bank of New York Mellon Corp.	859,289
67,356	[2]	Berkshire Hathaway, Inc.	5,278,690
4,444		BlackRock, Inc.	808,808
5,582		Boston Properties, Inc.	580,807
11,451	[2]	CBRE Group, Inc.	221,004
2,656		CME Group, Inc.	636,139
32,019		Capital One Financial Corp.	1,464,869
42,552		Charles Schwab Corp.	495,731
9,784		Chubb Corp.	659,539
5,745		Cincinnati Financial Corp.	187,747
127,521		Citigroup, Inc.	3,917,445
7,026		Comerica, Inc.	194,409
43,148		Discover Financial Services	1,172,763

Shares			Value
11,086	[2]	E*Trade Group, Inc.	90,794
2,900		Eaton Vance Corp.	74,501
13,265		Equity Residential Properties Trust	789,931
4,143	[3]	Federated Investors, Inc.	70,762
36,500		Fidelity National Financial, Inc., Class A	663,935
39,843		Fifth Third Bancorp	518,357
11,137		First Horizon National Corp.	97,226
5,754		Franklin Resources, Inc.	610,499
17,119	[2]	Genworth Financial, Inc., Class A	131,988
17,319		Goldman Sachs Group, Inc.	1,930,549
35		HCC Insurance Holdings, Inc.	972
14,334		HCP, Inc.	602,458
19,606		Hartford Financial Services Group, Inc.	343,497
6,867		Health Care REIT, Inc.	392,861
27,371		Host Marriott Corp.	449,432
18,386		Hudson City Bancorp, Inc.	123,738
30,454		Huntington Bancshares, Inc.	173,892
2,618	[2]	InterContinentalExchange, Inc.	299,709
16,962		Invesco Ltd.	382,832
164,952		J.P. Morgan Chase & Co.	6,152,710
41,835		KeyCorp	325,058
17,787		Kimco Realty Corp.	324,613
5,443		Legg Mason, Inc.	138,633
7,020		Leucadia National Corp.	194,875
13,288		Lincoln National Corp.	286,224
11,483		Loews Corp.	428,431
4,486		M & T Bank Corp.	357,714
24,712		Marsh & McLennan Cos., Inc.	780,652
62,458		MetLife, Inc.	2,206,641
6,928		Moody's Corp.	257,929
62,012		Morgan Stanley	1,156,524
4,499	[2]	NASDAQ Stock Market, Inc.	111,485
10,934		NYSE Euronext	290,407
8,423		Northern Trust Corp.	347,112
23,024		PNC Financial Services Group	1,356,574
12,697		People's United Financial, Inc.	156,554
5,722		Plum Creek Timber Co., Inc.	221,899
11,521		Principal Financial Group	314,639
44,511		Progressive Corp., OH	902,683
16,127		ProLogis, Inc.	511,387
31,307		Prudential Financial, Inc.	1,792,013
4,996		Public Storage, Inc.	693,745
55,149		Regions Financial Corp.	287,878
18,042		SLM Corp.	269,728
10,336		Simon Property Group, Inc.	1,404,249
17,308		State Street Corp.	678,127
23,299		SunTrust Banks, Inc.	479,260
8,892		T. Rowe Price Group, Inc.	514,313
14,522		The Travelers Cos., Inc.	846,633
3,578		Torchmark Corp.	163,407
80,835		U.S. Bancorp	2,281,164

Shares			Value
12,965		Unum Group	295,991
11,116		Ventas, Inc.	648,174
7,005		Vornado Realty Trust	566,564
229,306		Wells Fargo & Co.	6,698,028
62,105		Weyerhaeuser Co.	1,243,342
11,362		XL Group PLC	230,308
7,911		Zions Bancorp	133,221
		TOTAL	72,137,626
		Health Care – 11.6%
66,616		Abbott Laboratories	3,607,256
29,986		Aetna, Inc.	1,310,388
13,715	[2]	Agilent Technologies, Inc.	582,476
10,736		Allergan, Inc.	943,802
11,331		AmerisourceBergen Corp.	441,569
27,906		Amgen, Inc.	1,895,096
10,242		Bard (C.R.), Inc.	947,590
23,238		Baxter International, Inc.	1,289,244
7,551		Becton, Dickinson & Co.	592,074
8,546	[2]	Biogen Idec, Inc.	1,007,744
65,434	[2]	Boston Scientific Corp.	389,987
59,612		Bristol-Myers Squibb Co.	1,921,891
12,453		CIGNA Corp.	558,268
14,929		Cardinal Health, Inc.	642,395
23,715	[2]	CareFusion Corp.	567,974
18,719	[2]	Celgene Corp.	1,360,871
5,182	[2]	Cerner Corp.	315,532
6,365	[2]	Coventry Health Care, Inc.	191,396
19,573		Covidien PLC	1,008,010
4,216	[2]	DaVita, Inc.	344,911
4,988		Dentsply International, Inc.	188,247
4,085	[2]	Edwards Lifesciences Corp.	337,707
62,814		Eli Lilly & Co.	2,496,228
17,516	[2]	Express Scripts, Inc., Class A	896,119
9,873	[2]	Forest Laboratories, Inc., Class A	313,764
31,253	[2]	Gilead Sciences, Inc.	1,526,397
1,302	[2]	HCA, Inc.	31,821
5,846	[2]	Hospira, Inc.	201,453
14,343		Humana, Inc.	1,276,814
1,372	[2]	Intuitive Surgical, Inc.	630,997
119,461		Johnson & Johnson	7,873,675
3,514	[2]	Laboratory Corp. of America Holdings	321,144
6,459	[2]	Life Technologies Corp.	312,809
16,706		McKesson Corp.	1,365,214
21,421	[2]	Medco Health Solutions, Inc.	1,328,530
48,127		Medtronic, Inc.	1,856,258
153,458		Merck & Co., Inc.	5,871,303
16,294	[2]	Mylan Laboratories, Inc.	338,101
29		Novartis AG, ADR	1,576
3,062		Patterson Cos., Inc.	98,627
4,893		PerkinElmer, Inc.	117,334
3,304		Perrigo Co.	315,862

Shares			Value
301,708		Pfizer, Inc.	6,456,551
5,694		Quest Diagnostics, Inc.	330,708
11,205		St. Jude Medical, Inc.	467,361
12,734		Stryker Corp.	705,846
19,383	[2]	Tenet Healthcare Corp.	102,536
15,009	[2]	Thermo Fisher Scientific, Inc.	793,976
46,602		UnitedHealth Group, Inc.	2,413,518
4,091	[2]	Varian Medical Systems, Inc.	269,474
3,178	[2]	Waters Corp.	275,119
14,579	[2]	Watson Pharmaceuticals, Inc.	854,767
15,635		Wellpoint, Inc.	1,005,643
6,462		Zimmer Holdings, Inc.	392,567
		TOTAL	61,686,520
		Industrials – 10.5%
29,816		3M Co.	2,585,345
3,635		Avery Dennison Corp.	98,690
31,356		Boeing Co.	2,325,988
6,046		C.H. Robinson Worldwide, Inc.	416,207
36,939		CSX Corp.	832,974
27,447		Caterpillar, Inc.	2,995,017
3,859		Cintas Corp.	142,976
5,721		Cooper Industries PLC	338,226
7,785		Cummins, Inc.	809,640
23,361		Danaher Corp.	1,226,686
17,262		Deere & Co.	1,487,121
16,100	[2]	Delta Air Lines, Inc.	169,855
6,800		Donnelley (R.R.) & Sons Co.	77,248
6,821		Dover Corp.	432,520
1,712		Dun & Bradstreet Corp.	141,771
13,144		Eaton Corp.	644,450
30,784		Emerson Electric Co.	1,581,682
5,256		Equifax, Inc.	204,826
26,718		Expeditors International Washington, Inc.	1,192,959
10,355		Fastenal Co.	483,371
13,060		FedEx Corp.	1,194,859
1,964		Flowserve Corp.	216,374
7,425		Fluor Corp.	417,582
14,402	[2]	Fortune Brands Home & Security, Inc.	267,445
26,829		General Dynamics Corp.	1,855,494
456,878		General Electric Co.	8,548,187
6,458		Goodrich (B.F.) Co.	805,636
2,226		Grainger (W.W.), Inc.	424,587
32,396		Honeywell International, Inc.	1,880,264
19,630		Illinois Tool Works, Inc.	1,040,979
10,923		Ingersoll-Rand PLC, Class A	381,650
8,164		Iron Mountain, Inc.	251,615
4,524	[2]	Jacobs Engineering Group, Inc.	202,494
4,068		Joy Global, Inc.	368,927
4,442		L-3 Communications Holdings, Inc.	314,227
9,335		Lockheed Martin Corp.	768,457
12,543		Masco Corp.	151,394

Shares			Value
11,825		Norfolk Southern Corp.	853,765
21,692		Northrop Grumman Corp.	1,259,221
15,681		PACCAR, Inc.	693,100
4,084		Pall Corp.	243,733
9,097		Parker-Hannifin Corp.	733,946
8,599		Pitney Bowes, Inc.	163,123
5,073		Precision Castparts Corp.	830,349
7,419	[2]	Quanta Services, Inc.	160,250
30,367		Raytheon Co.	1,457,312
11,163		Republic Services, Inc.	326,853
6,201		Robert Half International, Inc.	171,706
4,969		Rockwell Automation, Inc.	386,936
5,366		Rockwell Collins, Inc.	310,638
3,421		Roper Industries, Inc.	319,487
1,818		Ryder System, Inc.	102,317
2,012		Snap-On, Inc.	113,698
34,310		Southwest Airlines Co.	328,690
5,919		Stanley Black & Decker Inc.	415,395
3,018	[2]	Stericycle, Inc.	253,572
12,037		Textron, Inc.	306,703
16,254		Tyco International Ltd.	828,141
16,995		Union Pacific Corp.	1,942,699
33,947		United Parcel Service, Inc.	2,568,091
38,625		United Technologies Corp.	3,026,269
17,819		Waste Management, Inc.	619,388
6,488		Xylem, Inc.	168,104
		TOTAL	55,861,209
		Information Technology – 19.0%
28,128		Accenture PLC	1,612,860
19,334	[2]	Adobe Systems, Inc.	598,387
25,207	[2]	Advanced Micro Devices, Inc.	169,139
6,343	[2]	Akamai Technologies, Inc.	204,562
12,239		Altera Corp.	486,990
5,877		Amphenol Corp., Class A	319,885
10,436		Analog Devices, Inc.	408,361
40,334	[2]	Apple, Inc.	18,411,664
51,078		Applied Materials, Inc.	627,238
13,843	[2]	Autodesk, Inc.	498,348
17,193		Automatic Data Processing, Inc.	941,833
6,010	[2]	BMC Software, Inc.	217,802
17,046	[2]	Broadcom Corp.	585,360
13,144		CA, Inc.	338,852
267,819	[4]	Cisco Systems, Inc.	5,257,287
6,537	[2]	Citrix Systems, Inc.	426,278
12,230	[2]	Cognizant Technology Solutions Corp.	877,503
6,707		Computer Sciences Corp.	173,242
1,700	[2]	Compuware Corp.	13,328
103,999		Corning, Inc.	1,338,467
101,823	[2]	Dell, Inc.	1,754,410
86,464	[2]	EMC Corp.	2,227,313
48,420	[2]	eBay, Inc.	1,530,072

Shares			Value
38,926	[2]	Electronic Arts, Inc.	722,856
5,486		FLIR Systems, Inc.	141,265
2,818	[2]	F5 Networks, Inc.	337,427
8,624		Fidelity National Information Services, Inc.	246,301
2,054	[2]	First Solar, Inc.	86,843
5,045	[2]	Fiserv, Inc.	317,280
11,109	[2]	Google, Inc.	6,444,442
4,063		Harris Corp.	166,583
87,504		Hewlett-Packard Co.	2,448,362
14,800		IAC Interactive Corp.	637,436
47,811		IBM Corp.	9,208,399
225,288		Intel Corp.	5,952,109
11,648		Intuit, Inc.	657,413
8,076	[2]	JDS Uniphase Corp.	102,484
7,921		Jabil Circuit, Inc.	179,490
23,026	[2]	Juniper Networks, Inc.	481,934
5,910		KLA-Tencor Corp.	302,178
24,554	[2]	LSI Logic Corp.	185,874
3,236		Lexmark International Group, Class A	112,936
8,078		Linear Technology Corp.	269,159
3,751		Mastercard, Inc.	1,333,743
6,779		Microchip Technology, Inc.	250,213
36,123	[2]	Micron Technology, Inc.	274,174
326,666		Microsoft Corp.	9,646,447
4,801		Molex, Inc.	126,938
1,000	[2]	Monster Worldwide, Inc.	7,200
19,201	[2]	Motorola Mobility Holdings, Inc.	741,735
10,049		Motorola, Inc.	466,374
26,753	[2]	NVIDIA Corp.	395,142
12,568	[2]	NetApp, Inc.	474,316
1,873	[2]	NetLogic Microsystems, Inc.	93,275
2,341	[2]	Novellus Systems, Inc.	110,378
169,617		Oracle Corp.	4,783,199
11,277		Paychex, Inc.	355,226
72,832		Qualcomm, Inc.	4,283,978
6,838	[2]	Red Hat, Inc.	317,078
11,837	[2]	SAIC, Inc.	152,224
4,774	[2]	Salesforce.com, Inc.	557,603
9,622	[2]	Sandisk Corp.	441,457
25,800		Seagate Technology, Inc.	545,412
18	[2]	Successfactors, Inc.	716
28,235	[2]	Symantec Corp.	485,360
17,007		TE Connectivity Ltd.	579,939
11,771		Tellabs, Inc.	44,730
6,368	[2]	Teradata Corp.	341,070
6,499	[2]	Teradyne, Inc.	106,259
47,475		Texas Instruments, Inc.	1,537,241
5,630		Total System Services, Inc.	120,707
5,620	[2]	Verisign, Inc.	208,277
17,928		Visa, Inc., Class A	1,804,274
8,991	[2]	Western Digital Corp.	326,823

Shares			Value
21,684		Western Union Co.	414,164
60,423		Xerox Corp.	468,278
9,291		Xilinx, Inc.	333,082
43,637	[2]	Yahoo, Inc.	675,064
		TOTAL	100,822,048
		Materials – 3.5%
8,305		Air Products & Chemicals, Inc.	731,089
2,411		Airgas, Inc.	190,300
46,034		Alcoa, Inc.	467,705
3,749		Allegheny Technologies, Inc.	170,167
5,758		Ball Corp.	226,059
3,650		Bemis Co., Inc.	114,172
2,527		CF Industries Holdings, Inc.	448,239
5,684		Cliffs Natural Resources, Inc.	410,669
49,783		Dow Chemical Co.	1,668,228
38,773		Du Pont (E.I.) de Nemours & Co.	1,973,158
4,872		Eastman Chemical Co.	245,159
12,673		Ecolab, Inc.	765,956
2,495		FMC Corp.	231,237
52,347		Freeport-McMoran Copper & Gold, Inc.	2,418,955
2,838		International Flavors & Fragrances, Inc.	158,389
30,863		International Paper Co.	961,074
3,800		LyondellBasell Industries NV	163,780
7,517		MeadWestvaco Corp.	221,300
18,836		Monsanto Co.	1,545,494
12,061		Mosaic Co./The	675,054
17,408		Newmont Mining Corp.	1,070,244
13,781		Nucor Corp.	613,117
5,719	[2]	Owens-Illinois, Inc.	137,542
6,768		PPG Industries, Inc.	606,277
10,546		Praxair, Inc.	1,119,985
7,991		Sealed Air Corp.	159,261
3,054		Sherwin-Williams Co.	297,857
4,271		Sigma-Aldrich Corp.	290,599
8,127	[2]	SunCoke Energy, Inc.	109,146
5,901		Temple-Inland, Inc.	188,183
2,774		Titanium Metals Corp.	42,664
5,032		United States Steel Corp.	151,916
4,557		Vulcan Materials Co.	199,870
		TOTAL	18,772,845
		Telecommunication Services – 2.9%
257,779		AT&T, Inc.	7,581,280
40,634		CenturyLink, Inc.	1,504,677
35,059		Frontier Communications Corp.	150,053
12,499	[2]	MetroPCS Communications, Inc.	110,491
142,482	[2]	Sprint Nextel Corp.	302,062
142,134		Verizon Communications, Inc.	5,352,766
20,669		Windstream Corp.	249,475
		TOTAL	15,250,804
		Utilities – 3.7%
28,363	[2]	AES Corp.	361,912

Shares			Value
5,515		AGL Resources, Inc.	228,928
22,690		Ameren Corp.	717,912
19,190		American Electric Power Co., Inc.	759,156
8,898		CMS Energy Corp.	194,243
15,104		CenterPoint Energy, Inc.	278,971
11,597		Consolidated Edison Co.	683,759
8,788		Constellation Energy Group, Inc.	320,147
6,101		DTE Energy Co.	324,634
20,040		Dominion Resources, Inc.	1,002,802
46,934		Duke Energy Corp.	1,000,164
32,526		Edison International	1,334,867
17,780		Entergy Corp.	1,233,576
28,146		Exelon Corp.	1,119,648
16,704		FirstEnergy Corp.	705,243
3,444		Integrys Energy Group, Inc.	178,778
8,116	[2]	NRG Energy, Inc.	136,998
14,866		NextEra Energy, Inc.	889,730
9,966		NiSource, Inc.	226,527
6,265		Northeast Utilities Co.	217,709
3,595		ONEOK, Inc.	298,960
21,566		P G & E Corp.	876,874
20,321		PPL Corp.	564,721
26,667		Pepco Holdings, Inc.	524,273
3,849		Pinnacle West Capital Corp.	181,904
12,334		Progress Energy, Inc.	670,106
19,869		Public Service Enterprises Group, Inc.	602,825
4,065		SCANA Corp.	182,234
24,105		Sempra Energy	1,371,574
36,058		Southern Co.	1,642,802
7,590		TECO Energy, Inc.	137,000
8,201		Wisconsin Energy Corp.	278,834
17,005		Xcel Energy, Inc.	452,333
		TOTAL	19,700,144
		TOTAL COMMON STOCKS (IDENTIFIED COST $218,163,542)	519,413,224
		EXCHANGE-TRADED FUND – 0.3%
13,064		SPDR Trust, Series 1 (IDENTIFIED COST $1,516,978)	1,714,127
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369		Ford Motor Co., Del., Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	109,632
		MUTUAL FUND – 1.8%
9,550,779	[3,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	9,550,779
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $229,383,144)[6]	530,787,762
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	918,690
		TOTAL NET ASSETS — 100%	$531,706,452

At January 31, 2012, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P 500 E-Mini Index Long Futures	74	4,840,340	March 2012	$216,099
[2] S&P 500 Index Long Futures	19	6,213,950	March 2012	$339,814
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$555,913

The average notional value of long futures contracts held by the Fund throughout the period was $14,127,706. This is based on amounts held as of each month-end throughout the period.

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $11,054,290 at January 31, 2012, which represents 2.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income producing security.
3	Affiliated holdings.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-Day net yield.
6	At January 31, 2012, the cost of investments for federal tax purposes was $229,383,144. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $301,404,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $305,428,397 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,023,779.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date March 21, 2012